Events after the reporting period (Details)	Sep. 16, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
Ordinary Shares
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Authorized capital | $		$ 60,000
Number of shares authorized | shares		500,000,000
Par value per share | $ / shares		$ 0.0001
Preference shares
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Number of shares authorized | shares		100,000,000
Par value per share | $ / shares		$ 0.0001
Increase in authorized shares | Ordinary Shares
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Authorized capital | $	$ 110,000
Number of shares authorized | shares	1,000,000,000
Par value per share | $ / shares	$ 0.0001
Increase in authorized shares | Preference shares
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Number of shares authorized | shares	100,000,000
Par value per share | $ / shares	$ 0.0001
Share transaction
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Stock split conversion ratio	0.1